Option and Stock Issuance Plans (Details) - VASO CORPORATION [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Option and Stock Issuance Plans (Details) [Line Items]
Common stock issued	7,500,000
Granted shares	50,000
Shares forfeited	90,000
Common stock issued granted	1,050,000	90,000
Remaining authorized shares	53,558,455
Maximum [Member]
Option and Stock Issuance Plans (Details) [Line Items]
Common stock issued	7,500,000
2013 Plan [Member]
Option and Stock Issuance Plans (Details) [Line Items]
Shares forfeited	90,000
2016 Plan [Member]
Option and Stock Issuance Plans (Details) [Line Items]
Common stock issued granted	1,000,000